Interest Income (Details 2) - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Interest Income [Abstract]
Interest income not including income from hedge accounting	$ 2,314,637	$ 2,243,123	$ 2,031,133
Interest expense not including expense from hedge accounting	(866,327)	(809,956)	(719,850)
Net Interest income (expense) from hedge accounting	1,448,310	1,433,167	1,311,283
Hedge accounting (net)	(31,346)	(18,799)	15,408
Total net interest income	$ 1,416,964	$ 1,414,368	$ 1,326,691